Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: July 10, 2024

Payment Date	7/15/2024
Collection Period Start	6/1/2024
Collection Period End	6/30/2024
Interest Period Start	6/17/2024
Interest Period End	7/14/2024

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$175,247,112.63	$14,130,153.43	$161,116,959.20	0.739476	Oct-26
Class A-2b Notes	$175,247,112.64	$14,130,153.43	$161,116,959.21	0.739476	Oct-26
Class A-3 Notes	$395,760,000.00	$—	$395,760,000.00	1.000000	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$843,284,225.27	$28,260,306.86	$815,023,918.41

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$919,607,129.34	$888,530,916.37	0.722988
YSOC Amount	$73,502,695.78	$70,686,789.67
Adjusted Pool Balance	$846,104,433.56	$817,844,126.70
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$175,247,112.63	5.91000%	30/360	$863,092.03
Class A-2b Notes	$175,247,112.64	5.92303%	ACT/360	$807,328.59
Class A-3 Notes	$395,760,000.00	5.82000%	30/360	$1,919,436.00
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$843,284,225.27			$4,026,935.46

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$919,607,129.34	$888,530,916.37
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$846,104,433.56	$817,844,126.70
Number of Receivables Outstanding	44,701	44,054
Weighted Average Contract Rate	5.14%	5.14%
Weighted Average Remaining Term (months)	48.2	47.2

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,835,830.64
Principal Collections	$30,786,096.12
Liquidation Proceeds	$108,965.04
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$34,730,891.80
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$34,730,891.80

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$766,339.27	$766,339.27	$—	$—	$33,964,552.53
Interest - Class A-1 Notes	$—	$—	$—	$—	$33,964,552.53
Interest - Class A-2a Notes	$863,092.03	$863,092.03	$—	$—	$33,101,460.50
Interest - Class A-2b Notes	$807,328.59	$807,328.59	$—	$—	$32,294,131.91
Interest - Class A-3 Notes	$1,919,436.00	$1,919,436.00	$—	$—	$30,374,695.91
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$30,072,293.58
First Allocation of Principal	$—	$—	$—	$—	$30,072,293.58
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$30,027,401.41
Second Allocation of Principal	$2,900,098.57	$2,900,098.57	$—	$—	$27,127,302.84
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$27,082,410.67
Third Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$15,812,410.67
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,767,518.50
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,497,518.50
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,497,518.50
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,677,310.21
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,677,310.21
Remaining Funds to Certificates	$1,677,310.21	$1,677,310.21	$—	$—	$—
Total	$34,730,891.80	$34,730,891.80	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$73,502,695.78
Increase/(Decrease)	$(2,815,906.11)
Ending YSOC Amount	$70,686,789.67

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$846,104,433.56	$817,844,126.70
Note Balance	$843,284,225.27	$815,023,918.41
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	25	$290,116.85
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	65	$108,965.04
Monthly Net Losses (Liquidation Proceeds)			$181,151.81
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.06%
Preceding Collection Period			0.23%
Current Collection Period			0.24%
Four-Month Average Net Loss Ratio			0.16%
Cumulative Net Losses for All Periods			$1,302,426.24
Cumulative Net Loss Ratio			0.11%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.17%	59	$1,492,596.10
60-89 Days Delinquent	0.04%	15	$398,771.64
90-119 Days Delinquent	0.01%	2	$54,160.95
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.22%	76	$1,945,528.69

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$104,496.42
Total Repossessed Inventory		7	$207,443.52

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		17	$452,932.59
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.05%
Preceding Collection Period			0.05%
Current Collection Period			0.05%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.35	0.04%	14	0.03%